Issuance of common units and Series A Preferred Units - Net proceeds (Details) $ in Thousands	3 Months Ended
Jun. 30, 2019 USD ($)
Gross proceeds for units issued	$ 2,437
Less: Commissions	(92)
Net proceeds for units issued	2,345
8.75% Series A Preferred Units [Member]
Gross proceeds for units issued	1,395
Less: Commissions	(79)
Net proceeds for units issued	1,316
Common units [Member]
Gross proceeds for units issued	1,042
Less: Commissions	(13)
Net proceeds for units issued	$ 1,029